Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [abstract]
Finished products	¥ 791,272	¥ 837,759
Work in process	266,712	314,011
Raw materials, purchased components and supplies	169,367	159,000
Inventories	¥ 1,227,351	¥ 1,310,770